Property plant and equipment net	12 Months Ended
Dec. 31, 2024
Property plant and equipment net
Property, plant and equipment

Note 8: Property, plant and equipment, net

	December 31,
	2024	2023
	US$’000	US$’000

Office premises*	673	673
Leasehold improvements	67	67
Furniture, fixtures and office equipment	311	313
Motor vehicles	172	172
Testing equipment	28	32
	1,251	1,257

Less: Accumulated depreciation	(1,092)	(1,089)
	159	168

	Year ended December 31,
	2024	2023	2022
	US$’000	US$’000	US$’000

Depreciation charge	14	15	33

* Far East earns rental income from a property in Beijing, PRC for which it does not hold the title. Far East is investigating various ways in which to obtain the title but has not formulated a specific plan as of the date of issuance of these consolidated financial statements. The net book value of the property at December 31, 2024 is approximately US$76,000 (2023: US$80,000).

ZHEJIANG TIANLAN
Property plant and equipment net
Property, plant and equipment
9.	Property, plant and equipment

		December 31,
		2024	2023
		RMB’000	RMB’000

Building and leasehold improvements		112,792	112,792
Furniture, fixtures and office equipment		4,272	4,122
Motor vehicles		4,503	4,478
Plant and machineries		10,852	10,619

Total		132,419	132,011

Less: Accumulated depreciation and amortization		(74,681)	(68,506)

Total		(74,681)	(68,506)

Net		57,738	63,505

	Year ended December 31,
	2024	2023	2022
	RMB’000	RMB’000	RMB’000

Depreciation charge	6,175	5,964	6,580

At December 31, 2024, the net book value of property, plant and equipment pledged as security for the Company’s bank loans and third party loans amounted to approximately RMB777,000 (2023: RMB1,026,000).